Submission	Mar. 23, 2026
Submission [Line Items]
Central Index Key	0002122516
Registrant Name	Dazhe Technology Group Co., Ltd.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES